UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-2380

The Cash Management Trust of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds ®]

The Cash Management Trust of America®
Investment portfolio

December 31, 2005
unaudited

Short-term securities— 99.92%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 75.60%
Abbey National North America LLC
February 3, 2006	4.29%	$50,000	$49,798
AIG Funding, Inc.
January 23, 2006	4.22	20,000	19,946
February 8, 2006	4.28	30,000	29,867
Allied Irish Banks N.A. Inc.[1]
February 14, 2006	4.35	100,000	99,467
American Express Credit Corp.
January 11, 2006	4.18	25,000	24,968
January 12, 2006	4.17	50,000	49,931
January 13, 2006	4.26	25,000	24,962
American General Finance Corp.
January 4, 2006	4.07	70,000	69,969
January 23, 2006	4.22	15,000	14,961
American Honda Finance Corp.
January 23, 2006	4.23	40,000	39,892
January 24, 2006	4.23	33,500	33,406
Amsterdam Funding Corp.[1]
January 4, 2006	4.16	75,000	74,965
January 19, 2006	4.31	50,000	49,887
January 20, 2006	4.30	55,000	54,869
February 8, 2006	4.33	50,000	49,767
Anheuser-Busch Companies, Inc.[1]
January 24, 2006	4.18	41,750	41,634
ANZ (Delaware) Inc.
January 5, 2006	4.16	50,000	49,973
January 17, 2006	4.20	50,000	49,903
Atlantic Industries[1]
January 13, 2006	4.22	25,000	24,962
February 8, 2006	4.31	3,000	2,987
Avon Capital Corp.[1]
January 11, 2006	4.35	25,000	24,967
Bank of America Corp.
January 6, 2006	4.16	65,000	64,957
January 23, 2006	4.23	40,000	39,895
January 25, 2006	4.28	50,000	49,852
Bank of Ireland[1]
February 17, 2006	4.36	50,000	49,724
Bank of Montreal
January 10, 2006	4.19	50,000	49,942
Bank of Nova Scotia
January 6, 2006	4.12	50,000	49,966
Barton Capital LLC[1]
January 17, 2006	4.21	50,000	49,901
January 20, 2006	4.30	46,496	46,385
February 10, 2006	4.31	45,000	44,778
BellSouth Corp.[1]
January 6, 2006	4.08	50,000	49,967
January 9, 2006	4.11	50,000	49,949
BMW U.S. Capital Corp.[1]
January 18, 2006	4.24	19,700	19,658
BNP Paribas Finance Inc.
January 27, 2006	4.28	50,000	49,840
February 9, 2006	4.33	50,000	49,772
CAFCO, LLC[1]
January 12, 2006	4.20	7,200	7,190
January 24, 2006	4.26	50,000	49,859
February 17, 2006	4.36	50,000	49,720
February 22, 2006	4.38	50,000	49,697
February 23, 2006	4.39	50,000	49,673
Calyon North America Inc.
January 9, 2006	4.16	50,000	49,949
Canadian Imperial Holdings Inc.
February 3, 2006	4.31	50,000	49,797
February 28, 2006	4.39	40,000	39,714
Caterpillar Financial Services Corp.
January 3, 2006	4.23	14,500	14,495
February 6, 2006	4.28	30,000	29,869
CBA (Delaware) Finance Inc.
January 17, 2006	4.30	40,000	39,919
ChevronTexaco Funding Corp.
January 24, 2006	4.26	50,000	49,858
February 16, 2006	4.31	43,700	43,465
Ciesco LLC[1]
February 14, 2006	4.35	25,000	24,865
Clipper Receivables Co., LLC[1]
January 19, 2006	4.26	25,000	24,944
February 9, 2006	4.35	75,000	74,640
February 10, 2006	4.34	75,000	74,632
February 16, 2006	4.36	60,000	59,661
Coca-Cola Co.
February 22, 2006	4.28	50,000	49,700
Concentrate Manufacturing Co. of Ireland[1]
January 4, 2006	4.18	20,000	19,991
January 5, 2006	4.20	25,000	24,985
January 12, 2006	4.24	58,900	58,817
January 13, 2006	4.16	20,000	19,970
January 20, 2006	4.17	25,000	24,944
January 25, 2006	4.26	50,000	49,853
January 31, 2006	4.26	35,000	34,872
DaimlerChrysler Revolving Auto Conduit LLC II
January 4, 2006	4.25	31,500	31,485
January 10, 2006	4.31	38,335	38,289
Danske Corp.[1]
January 10, 2006	4.18	33,600	33,564
January 23, 2006	4.29	50,000	49,863
January 30, 2006	4.27	50,000	49,827
February 15, 2006	4.37	40,000	39,790
Depfa Bank PLC[1]
January 11, 2006	4.19	50,000	49,940
Dexia Delaware LLC
January 17, 2006	4.28	50,000	49,899
February 8, 2006	4.33	50,000	49,778
February 13, 2006	4.36	50,000	49,741
Edison Asset Securitization LLC[1]
January 9, 2006	4.15	50,000	49,948
January 23, 2006	4.27	20,000	19,946
February 14, 2006	4.34	50,000	49,729
February 22, 2006	4.38	30,000	29,818
Electricité de France
January 18, 2006	4.22	25,000	24,947
Export Development Canada
January 10, 2006	4.03	50,000	49,946
FCAR Owner Trust I
January 17, 2006	4.29	49,858	49,757
January 25, 2006	4.31	30,000	29,911
January 27, 2006	4.33	50,000	49,838
First Data Corp.
January 17, 2006	4.24	25,000	24,950
Gannett Co.[1]
January 6, 2006	4.10	35,000	34,976
General Electric Capital Services, Inc.
January 25, 2006	4.27	20,200	20,140
February 7, 2006	4.31	25,000	24,887
February 21, 2006	4.38	30,000	29,815
GlaxoSmithKline Finance PLC
February 13, 2006	4.33	50,000	49,741
Harley-Davidson Funding Corp.[1]
January 17, 2006	4.19	12,500	12,475
January 20, 2006	4.19	10,000	9,977
Hershey Co.[1]
February 24, 2006	4.27	40,000	39,741
HSBC Finance Corp.
January 4, 2006	4.03	50,000	49,978
February 24, 2006	4.36	50,000	49,687
HSBC USA Inc.
February 2, 2006	4.31	50,000	49,804
February 17, 2006	4.36	25,000	24,856
IBM Capital Inc.[1]
January 25, 2006	4.28	38,005	37,892
Illinois Tool Works Inc.
January 6, 2006	4.25	25,000	24,982
ING (U.S.) Funding LLC
January 30, 2006	4.26	40,000	39,859
February 6, 2006	4.35	49,000	48,782
International Lease Finance Corp.
January 10, 2006	4.13	20,000	19,979
January 13, 2006	4.17	15,000	14,979
January 19, 2006	4.22	25,000	24,945
February 13, 2006	4.31	25,000	24,870
March 1, 2006	4.38	20,000	19,863
IXIS Commercial Paper Corp.[1]
January 5, 2006	4.15	75,000	74,957
February 2, 2006	4.31	50,000	49,803
J.P. Morgan Chase & Co.
January 17, 2006	4.17	50,000	49,903
KfW International Finance Inc.[1]
January 3, 2006	4.18	50,000	49,983
January 12, 2006	4.17	45,000	44,938
January 26, 2006	4.24	75,000	74,771
January 27, 2006	4.25	50,000	49,841
Kimberly-Clark Worldwide Inc.[1]
January 6, 2006	4.09	40,000	39,973
Medtronic Inc.[1]
January 19, 2006	4.27	30,000	29,933
National Australia Funding (Delaware) Inc.[1]
January 10, 2006	4.28	14,000	13,983
January 12, 2006	4.24	45,000	44,937
Nestlé Capital Corp.[1]
January 9, 2006	4.12	51,900	51,847
NetJets Inc.[1]
January 17, 2006	4.22	13,700	13,673
January 18, 2006	4.22	30,000	29,937
January 26, 2006	4.22	24,800	24,725
Old Line Funding, LLC[1]
January 5, 2006	4.13	24,844	24,830
February 6, 2006	4.33	100,000	99,558
February 8, 2006	4.36	30,000	29,859
Park Avenue Receivables Co., LLC[1]
January 20, 2006	4.32	50,000	49,880
February 10, 2006	4.36	40,000	39,803
Pfizer Investment Capital PLC[1]
January 11, 2006	4.16	50,000	49,937
January 19, 2006	4.25	20,000	19,955
January 20, 2006	4.19	50,000	49,884
January 27, 2006	4.26	50,000	49,841
February 16, 2006	4.32	70,200	69,816
Preferred Receivables Funding Corp.[1]
January 13, 2006	4.19	40,000	39,940
February 2, 2006	4.36	15,000	14,940
February 10, 2006	4.36	51,731	51,476
Private Export Funding Corp.[1]
January 3, 2006	4.06	20,000	19,993
Procter & Gamble Co.[1]
January 3, 2006	4.20	14,600	14,595
January 5, 2006	4.21	100,000	99,942
January 20, 2006	4.26	50,000	49,882
Ranger Funding Co. LLC[1]
January 13, 2006	4.26	40,000	39,939
January 23, 2006	4.31	20,000	19,945
January 31, 2006	4.35	25,000	24,907
Scripps (E.W.) Co.[1]
January 11, 2006	4.19	15,000	14,981
Sheffield Receivables Corp.[1]
January 12, 2006	4.22	48,920	48,852
January 17, 2006	4.31	50,000	49,899
January 26, 2006	4.32	50,000	49,845
January 31, 2006	4.33	50,000	49,815
February 7, 2006	4.33	30,000	29,863
Shell International Finance BV
January 4, 2006	4.13	50,000	49,977
February 1, 2006	4.27	50,000	49,811
February 10, 2006	4.31	50,000	49,756
Siemens Capital Co. LLC
January 26, 2006	4.24	35,000	34,893
Société Générale North America Inc.
February 1, 2006	4.24	50,000	49,820
Spintab AB (Swedmortgage)
January 5, 2006	4.19	10,925	10,919
February 7, 2006	4.34	50,000	49,774
Stadshypotek Delaware Inc.[1]
February 3, 2006	4.30	50,000	49,798
February 15, 2006	4.35	50,000	49,724
Swedish Export Credit Corp.
January 31, 2006	4.29	25,000	24,908
Thunder Bay Funding, LLC[1]
February 15, 2006	4.39	30,000	29,841
Toronto-Dominion Holdings USA Inc.[1]
January 10, 2006	4.11	50,000	49,946
February 9, 2006	4.34	50,000	49,760
February 13, 2006	4.27	50,000	49,741
Toyota Credit de Puerto Rico Corp.
February 13, 2006	4.36	30,000	29,844
February 14, 2006	4.36	30,000	29,840
Toyota Motor Credit Corp.
February 8, 2006	4.31	45,000	44,800
February 17, 2006	4.35	50,000	49,712
Triple-A One Funding Corp.[1]
January 18, 2006	4.21	25,200	25,147
January 20, 2006	4.32	46,162	46,052
UBS Finance (Delaware) LLC
January 17, 2006	4.23	50,000	49,901
Variable Funding Capital Corp.[1]
January 6, 2006	4.13	80,000	79,947
January 18, 2006	4.19	20,000	19,958
February 9, 2006	4.32	50,000	49,768
February 13, 2006	4.36	50,000	49,735
February 15, 2006	4.35	33,600	33,414
Wal-Mart Stores Inc.[1]
January 10, 2006	4.11	50,000	49,943
January 18, 2006	4.11	50,000	49,901
			7,035,951

FEDERAL AGENCY DISCOUNT NOTES — 20.29%
Fannie Mae
January 24, 2006	4.17	41,000	40,887
February 7, 2006	4.21	50,000	49,775
February 21, 2006	4.27	75,000	74,555
March 8, 2006	4.26	44,171	43,819
Federal Farm Credit Banks
January 4, 2006	4.09	50,000	49,977
January 5, 2006	4.03	25,000	24,986
January 9, 2006	4.14	50,000	49,948
January 26, 2006	4.04	26,300	26,220
January 30, 2006	4.09	75,000	74,735
February 3, 2006	4.22	25,000	24,901
February 6, 2006	4.16	50,000	49,787
February 15, 2006	4.24	50,000	49,737
Federal Home Loan Bank
January 11, 2006	4.08	41,800	41,748
January 13, 2006	4.09	59,296	59,209
January 18, 2006	4.11	69,200	69,056
January 20, 2006	4.13	30,000	29,932
January 25, 2006	4.10	48,185	48,048
January 27, 2006	4.11	86,600	86,320
February 1, 2006	4.19	31,754	31,637
February 3, 2006	4.20	55,250	55,032
February 10, 2006	4.25	64,000	63,695
February 15, 2006	4.27	50,600	50,346
February 24, 2006	4.27	55,400	55,041
March 8, 2006	4.25	41,100	40,779
Freddie Mac
January 3, 2006	4.06	50,000	49,983
January 11, 2006	4.04	44,000	43,941
January 23, 2006	4.15	39,000	38,897
January 31, 2006	4.21	168,500	167,892
February 1, 2006	4.19	51,221	51,032
February 6, 2006	4.23	175,000	174,245
February 16, 2006	4.26	32,750	32,573
February 27, 2006	4.29	44,900	44,603
Tennessee Valley Authority
January 19, 2006	4.08	50,000	49,890
January 26, 2006	4.15	30,500	30,409
February 9, 2006	4.22	15,000	14,933
			1,888,568

CERTIFICATES OF DEPOSIT — 3.49%
Canadian Imperial Bank of Commerce
February 2, 2006	4.26	35,000	34,998
SunTrust Banks Inc.
January 26, 2006	4.30	50,000	50,000
Wells Fargo Bank, N.A.
January 3, 2006	4.09	25,000	25,000
January 5, 2006	4.09	40,000	40,000
January 25, 2006	4.28	50,000	50,000
February 1, 2006	4.32	50,000	50,000
February 2, 2006	4.31	50,000	50,000
February 10, 2006	4.30	25,000	25,000
			324,998

U.S. TREASURIES — 0.54%
U.S. Treasury Bills
January 19, 2006	4.83	50,000	49,901

Total investment securities (cost: $9,299,146,000)			$9,299,418
Other assets less liabilities			7,526

Net assets			$9,306,944

1Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $4,317,818,000, which represented 46.39% of the net assets of the fund.

Federal income tax information
(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 310
Gross unrealized depreciation on investment securities	(38)
Net unrealized appreciation on investment securities	272
Cost of investment securities for federal income tax purposes	9,299,146

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: February 28, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and PFO

Date: February 28, 2006